NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Schedule of major subsidiaries

% equity and voting
Freedom Mobile Inc.	100.0%
VMedia Inc.	100.0%
Videotron Infrastructures Inc.	100.0%
Videotron US Inc.	100.0%
SETTE Inc.	84.53%